SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of the grant date fair values of options granted

	For the period between	For the period between
	January 1 and June 11,	June 11 and December 31,	For the year ended December 31,
	2019	2019	2020
Expected volatility	45%	38.7%~45.4%	32%
Expected dividends yield	nil	nil	nil
Expected term	10 years	0.55~9.99 years	10 years
Risk-free interest rate per annum	2.08%	1.9%~2.2%	0.6%
Exercise multiple	2.2-2.8	2.2~2.8	2.2~2.8

Schedule of shared-based compensation expense

	For the Year Ended
	December 31,
	2019	2020	2021
Cost of revenues	1,537	1,772	685
Selling and marketing expenses	787	901	725
General and administrative expenses	5,910	5,939	3,533
Total	8,234	8,612	4,943

Stock Option
Schedule of share-based award activity

			Weighted
		Weighted	Average
	Number of	Average	Remaining	Aggregate
	Share	Exercise Price	Contractual	Intrinsic
	Options	US$	Years	Value US$
Outstanding as of January 1, 2021	11,217,546	0.54	6.99	15,993,085
Exercised	(93,319)	0.76	—	—
Forfeited	(511,788)	1.09	—	—
Expired	(269,406)	0.25	—	—
Outstanding as of December 31, 2021	10,343,033	0.52	7.62	6,143,802
Vested and expected to vest as of December 31, 2021 (a)	8,546,426	0.39	7.51	5,869,735
Exercisable as of December 31, 2021	6,749,818	0.20	7.35	5,595,669
(a)	Vested and expected to vest as of December 31, 2021 represents fully vested CIH’s share options and unvested CIH’s share options held by the Company’s and Fang’s employees, for which the requisite service period has not been rendered but that are expected to vest based on the achievement of a performance condition as of December 31, 2021.

Unvested restricted shares
Schedule of share-based award activity

		Weighted Average
		Grant Date Fair
	Number of Shares	Value US$
Unvested as of January 1, 2021	301,475	0.34
Vested	(282,790)	0.34
Forfeited	(18,685)	0.34
Unvested as of December 31, 2021	—	0.34

Fang
Schedule of weighted average grant date fair value of option

The fair values of the share options granted by Fang to the Company’s employees during the period from January 1, 2019 to June 11, 2019 were as follows:

For the period
between January 1
and June 11,
2019
US$
Weighted average grant date fair value of option per share	2.88
Aggregate grant date fair value of options	773,280

Fang | Stock Option
Schedule of share-based award activity

			Weighted
		Weighted	Average
	Number of	Average	Remaining	Aggregate
	Share	Exercise Price	Contractual	Intrinsic
	Options	US$	Years	Value US$
Outstanding as of January 1, 2021	501,128	12.62	6.69	—
Forfeited	(17,910)	6.53	—	—
Expired	(8,618)	35.56	—	—
Outstanding as of December 31, 2021	474,600	12.43	5.55	—
Vested and expected to vest as of December 31, 2021 (a)	419,020	13.30	5.30	—
Exercisable as of December 31, 2021	363,440	14.44	4.97	—
(a)	Vested and expected to vest as of December 31, 2021 represents fully vested Fang’s share options and unvested Fang’s share options held by the Company’s employees, for which the requisite service period has not been rendered but that are expected to vest based on the achievement of a performance condition as of December 31, 2021.

Fang | Unvested restricted shares
Schedule of share-based award activity

		Weighted
		Average Grant
	Number of Shares	Date Fair Value US$
Unvested as of January 1, 2021	28,370	17.55
Vested	(22,300)	17.55
Forfeited	(6,070)	17.55
Unvested as of December 31, 2021	—	17.55